Stockholders' equity (Narrative) (Details) - MXN ($) $ in Thousands		12 Months Ended
	Mar. 10, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Percentage of legal reserve		5.00%
Legal reserve amount		$ 484,046	$ 484,046
Percentage of nominal capital		20.00%
Reserve		$ 5,000,000
Treasury Shares		34,465,803	33,729,926
Treasury amount		2,101,652	$ 2,059,668
Profit (loss) on treasury shares		$ 0
Fixed capital, Shares		90,850,000	90,850,000
Variable capital, Shares		406,859,000	406,859,000
Dividend paid	$ 1,990,000	$ 1,990,000
Class I Shares [Member]
Statement Line Items [Line Items]
Fixed capital, Shares		90,850,050
Class II Shares [Member]
Statement Line Items [Line Items]
Fixed capital, Shares		406,859,164